Net income per ordinary share	3 Months Ended
Mar. 31, 2024
Net income per ordinary share
Net income per ordinary share
13.	Net income per ordinary share

Basic and diluted net income per ordinary share for the three months ended March 31, 2023 and 2024 are calculated as follow:

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Numerator:
Net income attributable to the Company	17,875	257,158
Denominator:
Weighted average number of ordinary shares (for basic calculation)	393,958,225	412,841,106
Effect of dilutive share-based awards(1)	18,352,391	3,273,063
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)	412,310,616	416,114,169
Basic net income per ordinary share (in RMB)	0.05	0.62
Diluted net income per ordinary share (in RMB)	0.04	0.62
(1)	For the three months ended March 31, 2023 and 2024, 16,637 and 400,000 share options, respectively, were excluded from the calculation of diluted net income per ordinary share as their effects would have been anti-dilutive.